UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2012

DATE OF REPORTING PERIOD: DECEMBER 31, 2011

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
December 31, 2011

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-59.4%
			Consumer Discretionary-9.0%
42,600			American Greetings Corporation - Class "A"		$ 532,926
75,300			Best Buy Company, Inc.		1,759,761
41,900		*	BorgWarner, Inc.		2,670,706
133,700			CBS Corporation - Class "B"		3,628,618
15,300			CEC Entertainment, Inc.		527,085
26,200			Coach, Inc.		1,599,248
29,000		*	Delphi Automotive, PLC		624,660
44,000		*	GNC Acquisition Holdings, Inc. - Class "A"		1,273,800
53,900			Home Depot, Inc.		2,265,956
80,000			Limited Brands, Inc.		3,228,000
27,300			McDonald's Corporation		2,739,009
153,300			Newell Rubbermaid, Inc.		2,475,795
3,800			Oxford Industries, Inc.		171,456
271,400		*	Pier 1 Imports, Inc.		3,780,602
53,800		*	Steiner Leisure, Ltd.		2,441,982
210,500			Stewart Enterprises, Inc - Class "A"		1,212,480
33,800			Tiffany & Company		2,239,588
35,100		*	TRW Automotive Holdings Corporation		1,144,260
22,800			Tupperware Brands Corporation		1,276,116
91,560			Wyndham Worldwide Corporation		3,463,715
					39,055,763
			Consumer Staples-5.8%
141,700			Altria Group, Inc.		4,201,405
46,600			Avon Products, Inc.		814,102
41,900			Coca-Cola Company		2,931,743
54,700			CVS Caremark Corporation		2,230,666
19,200			McCormick & Company, Inc.		968,064
24,100			Nu Skin Enterprises, Inc. - Class "A"		1,170,537
20,100			PepsiCo, Inc.		1,333,635
80,100			Philip Morris International, Inc.		6,286,248
23,700			Procter & Gamble Company		1,581,027
17,700			Walgreen Company		585,162
46,900			Wal-Mart Stores, Inc.		2,802,744
					24,905,333
			Energy-5.9%
35,900			Anadarko Petroleum Corporation		2,740,247
63,600		*	C&J Energy Services, Inc.		1,331,148
15,200			Chevron Corporation		1,617,280
45,000			ConocoPhillips		3,279,150
49,000			Ensco, PLC (ADR)		2,299,080
47,927			ExxonMobil Corporation		4,062,293
1,897			Hugoton Royalty Trust		35,777
78,386			Marathon Oil Corporation		2,294,358
30,643			Marathon Petroleum Corporation		1,020,105
22,800			National Oilwell Varco, Inc.		1,550,172
72,800		*	Noble Corporation		2,200,016
14,300			Sasol, Ltd. (ADR)		677,820
91,200			Suncor Energy, Inc.		2,629,296
					25,736,742
			Financials-6.1%
43,100			American Express Company		2,033,027
46,500			Ameriprise Financial, Inc.		2,308,260
130,400			Brookline Bancorp, Inc.		1,100,576
63,650			Discover Financial Services		1,527,600
23,700			Financial Select Sector SPDR Fund (ETF)		308,100
95,500			FirstMerit Corporation		1,444,915
51,200			Invesco, Ltd.		1,028,608
85,000			JPMorgan Chase & Company		2,826,250
23,500			M&T Bank Corporation		1,793,990
36,500			MetLife, Inc.		1,138,070
25,500			Morgan Stanley		385,815
163,300			New York Community Bancorp, Inc.		2,020,021
41,900			PNC Financial Services Group, Inc.		2,416,373
23,700			SPDR KBW Regional Banking (ETF)		578,517
117,672		*	Sunstone Hotel Investors, Inc. (REIT)		959,027
65,300			U.S. Bancorp		1,766,365
100,700			Urstadt Biddle Properties - Class "A" (REIT)		1,820,656
40,100			Wells Fargo & Company		1,105,156
					26,561,326
			Health Care-5.6%
54,200			Abbott Laboratories		3,047,666
18,700			Baxter International, Inc.		925,276
29,500			Covidien, PLC		1,327,795
45,900		*	Gilead Sciences, Inc.		1,878,687
29,400			Hill-Rom Holdings, Inc.		990,486
56,200			Johnson & Johnson		3,685,596
32,600		*	Medco Health Solutions, Inc.		1,822,340
65,700			Merck & Company, Inc.		2,476,890
175,380			Pfizer, Inc.		3,795,223
40,200			Sanofi-Aventis (ADR)		1,468,908
62,000		*	Thermo Fisher Scientific, Inc.		2,788,140
					24,207,007
			Industrials-10.9%
52,500			3M Company		4,290,825
52,204		*	Altra Holdings, Inc.		983,001
44,900		*	Armstrong World Industries, Inc.		1,969,763
26,800			Caterpillar, Inc.		2,428,080
28,700			Chicago Bridge & Iron Company NV - NY Shares		1,084,860
29,600		*	Esterline Technologies Corporation		1,656,712
24,500		*	Generac Holdings, Inc.		686,735
44,800			General Electric Company		802,368
31,400			Goodrich Corporation		3,884,180
51,100			Honeywell International, Inc.		2,777,285
66,000			IDEX Corporation		2,449,260
8,700			ITT Corporation		168,171
10,800			Lockheed Martin Corporation		873,720
63,100		*	Mobile Mini, Inc.		1,101,095
17,800			Northrop Grumman Corporation		1,040,944
30,800			Parker Hannifin Corporation		2,348,500
15,700		*	Pinnacle Airlines Corporation		12,874
25,100			Raytheon Company		1,214,338
51,700			Snap-on, Inc.		2,617,054
162,900			TAL International Group, Inc.		4,689,891
72,300			Textainer Group Holdings, Ltd.		2,105,376
65,000		*	Thermon Group Holdings, Inc.		1,145,300
90,175			Tyco International, Ltd.		4,212,074
36,800			United Technologies Corporation		2,689,712
					47,232,118
			Information Technology-11.0%
6,200		*	Apple, Inc.		2,511,000
65,000			Avago Technologies, Ltd.		1,875,900
10,800		*	CACI International, Inc. - Class "A"		603,936
110,900			Cisco Systems, Inc.		2,005,072
14,000		*	Coherent, Inc.		731,780
30,000		*	eBay, Inc.		909,900
138,000		*	EMC Corporation		2,972,520
60,600			Hewlett-Packard Company		1,561,056
107,400			Intel Corporation		2,604,450
38,400			International Business Machines Corporation		7,060,992
83,200			Intersil Corporation - Class "A"		868,608
161,600			Microsoft Corporation		4,195,136
190,500		*	NCR Corporation		3,135,630
67,000			Oracle Corporation		1,718,550
89,100		*	Parametric Technology Corporation		1,626,966
73,700			QUALCOMM, Inc.		4,031,390
116,600		*	Symantec Corporation		1,824,790
89,300			TE Connectivity, Ltd.		2,751,333
151,476			Western Union Company		2,765,952
131,200		*	Yahoo!, Inc.		2,116,256
					47,871,217
			Materials-3.7%
17,600			Buckeye Technologies, Inc.		588,544
48,100			Celanese Corporation - Series "A"		2,129,387
20,000			DuPont (E.I.) de Nemours & Company		915,600
60,100			Freeport-McMoRan Copper & Gold, Inc.		2,211,079
103,700			Kronos Worldwide, Inc.		1,870,748
51,200			LyondellBasell Industries NV - Class "A"		1,663,488
10,100			Praxair, Inc.		1,079,690
91,300			RPM International, Inc.		2,241,415
104,550			Temple-Inland, Inc.		3,315,281
					16,015,232
			Telecommunication Services-1.3%
81,200			AT&T, Inc.		2,455,488
82,700			Verizon Communications, Inc.		3,317,924
					5,773,412
			Utilities-.1%
12,000			Atmos Energy Corporation		400,200
Total Value of Common Stocks (cost $203,123,356)					257,758,350
			CORPORATE BONDS-23.4%
			Aerospace/Defense-.5%
$ 1,000	M		BAE Systems Holdings, Inc., 4.95%, 2014	(a)	1,057,375
1,000	M		United Technologies Corp., 6.125%, 2019		1,237,513
					2,294,888
			Agriculture-.3%
1,000	M		Cargill, Inc., 6%, 2017	(a)	1,180,375
			Chemicals-.5%
1,000	M		Chevron Phillips Chemicals, Co., LLC, 8.25%, 2019	(a)	1,267,813
1,000	M		Dow Chemical Co., 4.25%, 2020		1,043,280
					2,311,093
			Consumer Durables-.4%
1,000	M		Black & Decker Corp., 5.75%, 2016		1,167,749
700	M		Newell Rubbermaid, Inc., 6.75%, 2012		707,555
					1,875,304
			Energy-2.3%
500	M		Canadian Oil Sands, Ltd., 7.75%, 2019	(a)	616,816
1,000	M		DCP Midstream, LLC, 9.75%, 2019	(a)	1,305,372
1,000	M		Enbridge Energy Partners, LP., 4.2%, 2021		1,046,366
898	M		Maritime & Northeast Pipeline, LLC, 7.5%, 2014	(a)	957,216
1,000	M		Nabors Industries, Inc., 5.375%, 2012		1,022,258
1,000	M		Petrobras International Finance Co., 5.375%, 2021		1,055,601
1,000	M		Reliance Holdings USA, Inc., 4.5%, 2020	(a)	910,210
500	M		Spectra Energy Capital, LLC, 6.2%, 2018		567,709
1,000	M		Suncor Energy, Inc., 6.1%, 2018		1,185,369
1,000	M		Valero Energy Corp., 9.375%, 2019		1,284,113
					9,951,030
			Financial Services-2.9%
1,000	M		Aflac, Inc., 8.5%, 2019		1,227,291
1,000	M		American Express Co., 7%, 2018		1,209,980
1,000	M		Ameriprise Financial, Inc., 5.3%, 2020		1,077,858
1,000	M		BlackRock, Inc., 5%, 2019		1,093,103
1,000	M		Caterpillar Financial Services Corp., 5.85%, 2017		1,192,985
1,000	M		CoBank, ACB, 7.875%, 2018	(a)	1,198,086
1,000	M		ERAC USA Finance Co., 6.375%, 2017	(a)	1,156,974
1,000	M		FUEL Trust, 4.207%, 2016	(a)	1,009,470
1,000	M		General Electric Capital Corp., 5.625%, 2017		1,108,135
1,000	M		Harley-Davidson Funding Corp., 5.75%, 2014	(a)	1,080,315
1,000	M		Prudential Financial Corp., 4.75%, 2015		1,056,791
					12,410,988
			Financials-3.0%
1,000	M		Bank of America Corp., 5.65%, 2018		953,995
			Citigroup, Inc.:
1,000	M		6.375%, 2014		1,050,150
1,000	M		6.125%, 2017		1,068,550
1,500	M		Goldman Sachs Group, Inc., 6.15%, 2018		1,550,130
2,000	M		JPMorgan Chase & Co., 6%, 2018		2,234,210
1,000	M		Merrill Lynch & Co., Inc., 5%, 2015		964,004
1,000	M		Morgan Stanley, 6.625%, 2018		988,687
1,000	M		Siemens Financieringsmaatschappij NV, 5.75%, 2016	(a)	1,160,000
1,000	M		SunTrust Banks, Inc., 6%, 2017		1,100,059
1,000	M		UBS AG, 5.875%, 2017		1,042,353
1,000	M		Wells Fargo & Co., 5.625%, 2017		1,140,985
					13,253,123
			Food/Beverage/Tobacco-2.4%
1,000	M		Altria Group, Inc., 9.7%, 2018		1,347,204
1,000	M		Anheuser-Busch InBev Worldwide, Inc., 6.875%, 2019		1,257,790
1,000	M		Bottling Group, LLC, 5.125%, 2019		1,168,414
1,000	M		Bunge Limited Finance Corp., 5.35%, 2014		1,049,416
1,000	M		ConAgra Foods, Inc., 5.875%, 2014		1,098,008
1,000	M		Corn Products International, Inc., 4.625%, 2020		1,065,333
1,000	M		Diageo Capital, PLC, 5.75%, 2017		1,174,908
1,000	M		Dr. Pepper Snapple Group, Inc., 6.82%, 2018		1,248,052
1,000	M		Philip Morris International, Inc., 5.65%, 2018		1,184,438
					10,593,563
			Forest Products/Containers-.3%
1,000	M		International Paper Co., 9.375%, 2019		1,301,288
			Health Care-1.1%
1,000	M		Biogen IDEC, Inc., 6.875%, 2018		1,210,226
1,000	M		Novartis, 5.125%, 2019		1,177,035
1,000	M		Roche Holdings, Inc., 6%, 2019	(a)	1,217,231
1,000	M		Quest Diagnostics, Inc., 6.4%, 2017		1,184,138
					4,788,630
			Information Technology-1.5%
1,000	M		Cisco Systems, Inc., 4.95%, 2019		1,161,002
1,000	M		Computer Sciences Corp., 6.5%, 2018		980,250
1,000	M		Dell, Inc., 5.875%, 2019		1,176,133
1,000	M		Harris Corp., 4.4%, 2020		1,022,410
1,000	M		Motorola, Inc., 6%, 2017		1,122,266
1,000	M		Pitney Bowes, Inc., 5%, 2015		1,058,523
					6,520,584
			Manufacturing-1.1%
1,000	M		Ingersoll-Rand Global Holdings Co., 6.875%, 2018		1,212,939
1,000	M		John Deere Capital Corp., 5.35%, 2018		1,175,995
1,000	M		Johnson Controls, Inc., 5%, 2020		1,114,230
1,000	M		Tyco Electronics Group, 6.55%, 2017		1,156,604
					4,659,768
			Media-Broadcasting-1.1%
1,000	M		British Sky Broadcasting Group, PLC, 9.5%, 2018	(a)	1,295,921
1,000	M		Comcast Corp., 5.15%, 2020		1,139,155
1,000	M		DirecTV Holdings, LLC, 7.625%, 2016		1,062,233
1,000	M		Time Warner Cable, Inc., 6.2%, 2013		1,073,452
					4,570,761
			Media-Diversified-.3%
1,000	M		McGraw-Hill Cos., Inc., 5.9%, 2017		1,089,514
			Metals/Mining-1.3%
1,000	M		Alcoa, Inc., 6.15%, 2020		1,040,710
1,000	M		ArcelorMittal, 6.125%, 2018		988,852
1,000	M		Newmont Mining Corp., 5.125%, 2019		1,109,456
1,000	M		Rio Tinto Finance USA, Ltd., 6.5%, 2018		1,206,953
1,000	M		Vale Overseas, Ltd., 5.625%, 2019		1,106,601
					5,452,572
			Real Estate Investment Trusts-1.0%
1,000	M		Boston Properties, LP., 5.875%, 2019		1,127,944
1,000	M		Digital Realty Trust, LP, 5.25%, 2021		1,003,683
1,000	M		Prologis, LP, 6.625%, 2018		1,087,454
1,000	M		Simon Property Group, LP, 5.75%, 2015		1,119,757
					4,338,838
			Retail-General Merchandise-.3%
1,000	M		Home Depot, Inc., 5.875%, 2036		1,259,391
			Telecommunications-.5%
800	M		GTE Corp., 6.84%, 2018		959,508
1,000	M		Verizon Communications, Inc., 8.75%, 2018		1,352,566
					2,312,074
			Transportation-.5%
1,000	M		Con-way, Inc., 7.25%, 2018		1,128,180
750	M		GATX Corp., 8.75%, 2014		851,584
					1,979,764
			Utilities-2.1%
1,000	M		Atmos Energy Corp., 8.5%, 2019		1,323,244
1,000	M		Consolidated Edison Co. of New York, 7.125%, 2018		1,288,219
1,000	M		E. ON International Finance BV, 5.8%, 2018	(a)	1,145,139
1,000	M		Electricite de France SA, 6.5%, 2019	(a)	1,132,853
1,000	M		Exelon Generation Co., LLC, 6.2%, 2017		1,149,763
548	M		Great River Energy Co., 5.829%, 2017	(a)	622,665
1,000	M		Ohio Power Co., 5.375%, 2021		1,149,315
1,000	M		Sempra Energy, 9.8%, 2019		1,352,390
					9,163,588
Total Value of Corporate Bonds (cost $95,359,618)					101,307,136
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-9.4%
			Fannie Mae-4.8%
1,926	M		4%, 12/1/2040 - 10/1/2041	(b)	2,026,023
2,332	M		5%, 4/1/2040		2,551,451
7,982	M		5.5%, 5/1/2033 - 10/1/2039		8,755,181
4,589	M		6%, 5/1/2036 - 8/1/2037		5,072,293
1,419	M		6.5%, 11/1/2033 - 6/1/2036		1,599,264
726	M		7%, 3/1/2032 - 8/1/2032		855,712
					20,859,924
			Freddie Mac-3.4%
4,407	M		4.5%, 11/1/2039 - 6/1/2041		4,694,028
8,407	M		5.5%, 5/1/2038 - 1/1/2040		9,209,738
784	M		6%, 9/1/2032 - 6/1/2035		871,730
					14,775,496
			Government National Mortgage Association II Program-1.2%
4,825	M		4.5%, 7/20/2041		5,274,646
Total Value of Residential Mortgage-Backed Securities (cost $38,856,161)					40,910,066
			MUNICIPAL BONDS-2.4%
1,000	M		Connecticut St. GO, 5%, 2018		1,239,410
1,000	M		Delaware St. GO, 5%, 2018		1,245,880
1,000	M		Maryland St. GO, 5%, 2020		1,281,090
1,000	M		Minnesota St. GO, 5%, 2015		1,158,380
			Pennsylvania St. GO:
1,000	M		5%, 2019		1,254,820
1,000	M		5%, 2020		1,259,780
3,000	M		Puerto Rico Sales Tax Fing, Zero Coupon, 2039 (effective yield 5.945%)	(c)	596,010
1,000	M		Utah St. GO, 5%, 2017		1,219,040
1,000	M		Wisconsin St. GO, 5%, 2018		1,227,190
Total Value of Municipal Bonds (cost $10,230,538)					10,481,600
			U.S. GOVERNMENT AGENCY OBLIGATIONS-1.8%
			Fannie Mae:
1,000	M		2.5%, 2014		1,044,286
1,000	M		5%, 2031		1,012,655
1,000	M		Federal Farm Credit Bank, 1.75%, 2013		1,015,608
			Freddie Mac:
1,000	M		5.125%, 2016		1,183,674
1,000	M		5.125%, 2017		1,205,654
			Tennessee Valley Authority:
1,000	M		4.375%, 2015		1,123,238
1,000	M		4.5%, 2018		1,173,991
Total Value of U.S. Government Agency Obligations (cost $7,393,380)					7,759,106
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.4%
7,000	M		Fannie Mae, 0.015%, 2/15/12		6,999,866
3,500	M		Federal Farm Credit Bank, 0.01%, 1/3/12		3,499,997
Total Value of Short-Term U.S. Government Agency Obligations (cost $10,499,863)					10,499,863
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.7%
3,000	M		U.S. Treasury Bills, (.005%), 1/12/12 (cost $3,000,006)		3,000,006
Total Value of Investments (cost $368,462,922)			99.5%		431,716,127
Other Assets, Less Liabilities			.5		2,110,488
Net Assets			100.0%		$433,826,615

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
December 31, 2011, the Fund held seventeen 144A securities with an aggregate value of $18,313,831 representing 4.2% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	The effective yield shown for the zero coupon obligation is the effective yield at December 31, 2011.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
GO General Obligation
REIT Real Estate Investment Trust

At December 31, 2011, the cost of investments for federal income tax purposes was $369,762,299. Accumulated net unrealized
appreciation on investments was $61,953,828, consisting of
$71,437,387 gross unrealized appreciation and $9,483,559 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$257,758,350	$-	$-	$257,758,350
Corporate Bonds	-	101,307,136	-	101,307,136
Residential Mortgage-Backed
Securities	-	40,910,066	-	40,910,066
Municipal Bonds	-	10,481,600	-	10,481,600
U.S. Government Agency
Obligations	-	7,759,106	-	7,759,106
Short-Term U.S. Government
Agency Obilgations	-	10,499,863	-	10,499,863
Short-Term U.S. Government
Obilgations	-	3,000,006	-	3,000,006
Total Investments in Securities*	$257,758,350	$173,957,777	$-	$431,716,127

*	The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended December 31, 2011.

Portfolio of Investments (unaudited)
VALUE FUND
December 31, 2011

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-92.8%
			Consumer Discretionary-10.6%
68,100			American Eagle Outfitters, Inc.	$ 1,041,249
49,500			American Greetings Corporation - Class "A"	619,245
96,800			Best Buy Company, Inc.	2,262,216
52,100			Carnival Corporation	1,700,544
101,400			Comcast Corporation - Special Shares "A"	2,388,984
47,900			Genuine Parts Company	2,931,480
64,300			Home Depot, Inc.	2,703,172
81,000			International Game Technology	1,393,200
78,900			J.C. Penney Company, Inc.	2,773,335
167,500			Lowe's Companies, Inc.	4,251,150
23,600			McDonald's Corporation	2,367,788
137,500			Newell Rubbermaid, Inc.	2,220,625
42,900			Omnicom Group, Inc.	1,912,482
56,400			Target Corporation	2,888,808
16,000			Tiffany & Company	1,060,160
64,633			Time Warner, Inc.	2,335,837
109,400			Walt Disney Company	4,102,500
				38,952,775
			Consumer Staples-13.9%
63,100			Archer-Daniels-Midland Company	1,804,660
104,300			Avon Products, Inc.	1,822,121
36,300			Beam, Inc.	1,859,649
69,600			Coca-Cola Company	4,869,912
68,000			ConAgra Foods, Inc.	1,795,200
86,700			CVS Caremark Corporation	3,535,626
21,900			Diageo, PLC (ADR)	1,914,498
39,300			H.J. Heinz Company	2,123,772
60,800			Kimberly-Clark Corporation	4,472,448
144,200			Kraft Foods, Inc. - Class "A"	5,387,312
34,400			Kroger Company	833,168
83,413			PepsiCo, Inc.	5,534,453
64,800			Philip Morris International, Inc.	5,085,504
40,400			Procter & Gamble Company	2,695,084
24,250			Safeway, Inc.	510,220
60,900			Walgreen Company	2,013,354
80,900			Wal-Mart Stores, Inc.	4,834,584
				51,091,565
			Energy-12.3%
63,900			Chevron Corporation	6,798,960
79,800			ConocoPhillips	5,815,026
44,600			Devon Energy Corporation	2,765,200
30,000			Ensco, PLC (ADR)	1,407,600
82,400			ExxonMobil Corporation	6,984,224
47,100			Hess Corporation	2,675,280
132,100			Marathon Oil Corporation	3,866,567
57,200			Marathon Petroleum Corporation	1,904,188
23,300			National Oilwell Varco, Inc.	1,584,167
35,000			Occidental Petroleum Corporation	3,279,500
75,500			Royal Dutch Shell, PLC - Class "A" (ADR)	5,518,295
50,400			Tidewater, Inc.	2,484,720
				45,083,727
			Financials-10.7%
37,600			ACE, Ltd.	2,636,512
46,300			Ameriprise Financial, Inc.	2,298,332
90,000			Berkshire Hills Bancorp, Inc.	1,997,100
41,856			Chubb Corporation	2,897,272
41,600			First Potomac Realty Trust (REIT)	542,880
150,600			FirstMerit Corporation	2,278,578
34,000			IBERIABANK Corporation	1,676,200
79,600			Invesco, Ltd.	1,599,164
117,800			JPMorgan Chase & Company	3,916,850
68,200			Kemper Corporation	1,992,122
34,500			M&T Bank Corporation	2,633,730
65,600			MetLife, Inc.	2,045,408
153,200			People's United Financial, Inc.	1,968,620
37,900			PNC Financial Services Group, Inc.	2,185,693
92,700			Protective Life Corporation	2,091,312
32,800			Travelers Companies, Inc.	1,940,776
138,500			Wells Fargo & Company	3,817,060
130,500			Westfield Financial, Inc.	960,480
				39,478,089
			Health Care-10.6%
116,900			Abbott Laboratories	6,573,287
49,600			Baxter International, Inc.	2,454,208
23,500			Becton, Dickinson & Company	1,755,920
60,000			Covidien, PLC	2,700,600
47,400			GlaxoSmithKline, PLC (ADR)	2,162,862
97,900			Johnson & Johnson	6,420,282
155,211			Merck & Company, Inc.	5,851,455
69,000			Novartis AG (ADR)	3,944,730
275,800			Pfizer, Inc.	5,968,312
17,700			Quest Diagnostics, Inc.	1,027,662
				38,859,318
			Industrials-12.2%
38,600			3M Company	3,154,778
33,600		*	Armstrong World Industries, Inc.	1,474,032
77,500			Avery Dennison Corporation	2,222,700
32,400			Curtiss-Wright Corporation	1,144,692
45,700			Dover Corporation	2,652,885
40,400			Dun & Bradstreet Corporation	3,023,132
39,500			Emerson Electric Company	1,840,305
42,100			Equifax, Inc.	1,630,954
27,800			General Dynamics Corporation	1,846,198
173,600			General Electric Company	3,109,176
53,900			Honeywell International, Inc.	2,929,465
30,900			Illinois Tool Works, Inc.	1,443,339
90,450			ITT Corporation	1,748,399
97,000			Koninklijke Philips Electronics NV- NY Share	2,032,150
62,600			TAL International Group, Inc.	1,802,254
41,300			Textainer Group Holdings, Ltd.	1,202,656
42,000			Triumph Group, Inc.	2,454,900
47,075			Tyco International, Ltd.	2,198,873
40,400			United Parcel Service, Inc. - Class "B"	2,956,876
30,000			United Technologies Corporation	2,192,700
74,100			Xylem, Inc.	1,903,629
				44,964,093
			Information Technology-9.8%
76,600			Automatic Data Processing, Inc.	4,137,166
250,000			Cisco Systems, Inc.	4,520,000
135,000			Hewlett-Packard Company	3,477,600
124,700			Intel Corporation	3,023,975
154,700			Intersil Corporation - Class "A"	1,615,068
38,700			Maxim Integrated Products, Inc.	1,007,748
228,500			Microsoft Corporation	5,931,860
89,800			Molex, Inc.	2,142,628
27,800			QUALCOMM, Inc.	1,520,660
94,200			TE Connectivity, Ltd.	2,902,302
56,400			Texas Instruments, Inc.	1,641,804
127,900			Western Union Company	2,335,454
100,000		*	Yahoo!, Inc.	1,613,000
				35,869,265
			Materials-4.2%
87,800			Bemis Company, Inc.	2,641,024
22,600			Compass Minerals International, Inc.	1,556,010
61,900			Dow Chemical Company	1,780,244
72,700			DuPont (E.I.) de Nemours & Company	3,328,206
25,000			Freeport-McMoRan Copper & Gold, Inc.	919,750
129,000			Glatfelter	1,821,480
19,200			Kronos Worldwide, Inc.	346,368
36,700			LyondellBasell Industries NV - Class "A"	1,192,382
59,100			Sonoco Products Company	1,947,936
				15,533,400
			Telecommunication Services-4.2%
228,230			AT&T, Inc.	6,901,675
46,245			CenturyLink, Inc.	1,720,314
52,200			Telephone & Data Systems, Inc. - Special Shares	1,242,882
140,500			Verizon Communications, Inc.	5,636,860
				15,501,731
			Utilities-4.3%
67,900			American Electric Power Company, Inc.	2,804,949
86,750			MDU Resources Group, Inc.	1,861,655
43,600			NextEra Energy, Inc.	2,654,368
110,900			NiSource, Inc.	2,640,529
87,600			Portland General Electric Company	2,215,404
36,300			Southwest Gas Corporation	1,542,387
66,400			Vectren Corporation	2,007,272
				15,726,564
Total Value of Common Stocks (cost $298,140,340)				341,060,527
			PREFERRED STOCKS-.4%
			Telecommunication Services
49,500			AT&T, Inc., 6.375%, 2056 (cost $1,235,523)	1,324,125
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.5%
$ 2,008	M		Fannie Mae, .035%, 4/11/12	2,007,801
2,500	M		Federal Farm Credit Bank, .01%, 1/3/12	2,499,998
8,500	M		Freddie Mac, .015%, 2/21/12	8,499,816
Total Value of Short-Term U.S. Government Agency Obligations (cost $13,007,615)				13,007,615
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-2.2%
8,000	M		U.S. Treasury Bills, (.025%), 1/5/12 (cost $8,000,078)	8,000,078
Total Value of Investments (cost $320,383,556)			98.9%	363,392,345
Other Assets, Less Liabilities			1.1	4,182,231
Net Assets			100.0%	$367,574,576

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At December 31, 2011, the cost of investments for federal income tax purposes was $320,487,464. Accumulated net unrealized appreciation on investments was $42,904,881, consisting of $56,214,208 gross unrealized appreciation and $13,309,327 gross unrealized
depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$341,060,527	$-	$-	$341,060,527
Preferred Stocks	1,324,125	-	-	1,324,125
Short-Term U.S Government
Agency Obligations	-	13,007,615	-	13,007,615
Short-Term U.S. Government
Obligations	-	8,000,078	-	8,000,078
Total Investments in Securities*	$342,384,652	$21,007,693	$-	$363,392,345

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended December 31, 2011.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
December 31, 2011

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.9%
			Consumer Discretionary-13.2%
113,200			American Greetings Corporation - Class "A"	$ 1,416,132
364,400			Best Buy Company, Inc.	8,516,028
133,000		*	BorgWarner, Inc.	8,477,420
497,000			CBS Corporation - Class "B"	13,488,580
63,200			CEC Entertainment, Inc.	2,177,240
70,000			Coach, Inc.	4,272,800
100,000		*	Delphi Automotive, PLC	2,154,000
183,600		*	GNC Acquisition Holdings, Inc. - Class "A"	5,315,220
225,000			Home Depot, Inc.	9,459,000
315,000			Limited Brands, Inc.	12,710,250
141,100			Lowe's Companies, Inc.	3,581,118
114,100			McDonald's Corporation	11,447,653
420,000			Newell Rubbermaid, Inc.	6,783,000
15,800			Oxford Industries, Inc.	712,896
715,000		*	Pier 1 Imports, Inc.	9,959,950
145,000		*	Steiner Leisure, Ltd.	6,581,550
631,800			Stewart Enterprises, Inc. - Class "A"	3,639,168
135,000			Tiffany & Company	8,945,100
90,000		*	TRW Automotive Holdings Corporation	2,934,000
60,000			Tupperware Brands Corporation	3,358,200
160,000			Walt Disney Company	6,000,000
360,000			Wyndham Worldwide Corporation	13,618,800
				145,548,105
			Consumer Staples-10.0%
420,000			Altria Group, Inc.	12,453,000
195,000			Avon Products, Inc.	3,406,650
216,300			Coca-Cola Company	15,134,511
265,000			CVS Caremark Corporation	10,806,700
104,324			Kraft Foods, Inc. - Class "A"	3,897,545
80,000			McCormick & Company, Inc.	4,033,600
90,000			Nu Skin Enterprises, Inc. - Class "A"	4,371,300
126,000			PepsiCo, Inc.	8,360,100
306,700			Philip Morris International, Inc.	24,069,816
135,562			Procter & Gamble Company	9,043,341
85,200			Walgreen Company	2,816,712
210,000			Wal-Mart Stores, Inc.	12,549,600
				110,942,875
			Energy-11.3%
138,000			Anadarko Petroleum Corporation	10,533,540
185,000		*	C&J Energy Services, Inc.	3,872,050
144,800			Chevron Corporation	15,406,720
216,020			ConocoPhillips	15,741,377
51,500			Devon Energy Corporation	3,193,000
145,000			Ensco, PLC (ADR)	6,803,400
240,490			ExxonMobil Corporation	20,383,932
31,700			Hess Corporation	1,800,560
6,920			Hugoton Royalty Trust	130,511
348,019			Marathon Oil Corporation	10,186,516
142,510			Marathon Petroleum Corporation	4,744,141
132,500			National Oilwell Varco, Inc.	9,008,675
272,500		*	Noble Corporation	8,234,950
60,000			Sasol, Ltd. (ADR)	2,844,000
48,300			Schlumberger, Ltd.	3,299,373
302,900			Suncor Energy, Inc.	8,732,607
				124,915,352
			Financials-10.5%
39,500			ACE, Ltd.	2,769,740
74,300			Allstate Corporation	2,036,563
213,500			American Express Company	10,070,795
195,000			Ameriprise Financial, Inc.	9,679,800
375,000			Brookline Bancorp, Inc.	3,165,000
49,900			Chubb Corporation	3,454,078
170,000			Discover Financial Services	4,080,000
100,000			Financial Select Sector SPDR Fund (ETF)	1,300,000
290,000			FirstMerit Corporation	4,387,700
130,000			Invesco, Ltd.	2,611,700
396,730			JPMorgan Chase & Company	13,191,272
98,700			M&T Bank Corporation	7,534,758
165,000			MetLife, Inc.	5,144,700
100,000			Morgan Stanley	1,513,000
450,000			New York Community Bancorp, Inc.	5,566,500
165,000			PNC Financial Services Group, Inc.	9,515,550
100,000			SPDR KBW Regional Banking (ETF)	2,441,000
357,666		*	Sunstone Hotel Investors, Inc. (REIT)	2,914,978
65,200			Travelers Companies, Inc.	3,857,884
355,000			U.S. Bancorp	9,602,750
274,300			Urstadt Biddle Properties - Class "A" (REIT)	4,959,344
237,050			Wells Fargo & Company	6,533,098
				116,330,210
			Health Care-10.7%
291,600			Abbott Laboratories	16,396,668
55,000			Baxter International, Inc.	2,721,400
31,000		*	Biogen IDEC, Inc.	3,411,550
117,500			Covidien, PLC	5,288,675
200,900		*	Gilead Sciences, Inc.	8,222,837
100,000			Hill-Rom Holdings, Inc.	3,369,000
270,625			Johnson & Johnson	17,747,587
26,800			McKesson Corporation	2,087,988
135,500		*	Medco Health Solutions, Inc.	7,574,450
303,300			Merck & Company, Inc.	11,434,410
853,453			Pfizer, Inc.	18,468,723
121,875			Sanofi-Aventis (ADR)	4,453,313
236,000		*	Thermo Fisher Scientific, Inc.	10,612,920
125,000			UnitedHealth Group, Inc.	6,335,000
				118,124,521
			Industrials-15.9%
200,000			3M Company	16,346,000
218,000		*	Altra Holdings, Inc.	4,104,940
124,200		*	Armstrong World Industries, Inc.	5,448,654
107,000			Caterpillar, Inc.	9,694,200
120,000			Chicago Bridge & Iron Company NV - NY Shares	4,536,000
82,500		*	Esterline Technologies Corporation	4,617,525
102,300		*	Generac Holdings, Inc.	2,867,469
293,975			General Electric Company	5,265,092
132,100			Goodrich Corporation	16,340,770
209,700			Honeywell International, Inc.	11,397,195
179,475			IDEX Corporation	6,660,317
215,000			ITT Corporation	4,155,950
45,000			Lockheed Martin Corporation	3,640,500
168,210		*	Mobile Mini, Inc.	2,935,264
86,600			Northrop Grumman Corporation	5,064,368
105,000			Parker Hannifin Corporation	8,006,250
46,743		*	Pinnacle Airlines Corporation	38,329
137,100			Raytheon Company	6,632,898
145,000			Snap-on, Inc.	7,339,900
460,000			TAL International Group, Inc.	13,243,400
200,000			Textainer Group Holdings, Ltd.	5,824,000
174,500		*	Thermon Group Holdings, Inc.	3,074,690
342,475			Tyco International, Ltd.	15,997,007
154,700			United Technologies Corporation	11,307,023
68,300			Xylem, Inc.	1,754,627
				176,292,368
			Information Technology-18.8%
41,500		*	Apple, Inc.	16,807,500
49,000			Automatic Data Processing, Inc.	2,646,490
180,000			Avago Technologies, Ltd.	5,194,800
45,700		*	CACI International, Inc. - Class "A"	2,555,544
613,100			Cisco Systems, Inc.	11,084,848
41,500		*	Coherent, Inc.	2,169,205
160,000		*	eBay, Inc.	4,852,800
575,000		*	EMC Corporation	12,385,500
321,300			Hewlett-Packard Company	8,276,688
583,775			Intel Corporation	14,156,544
151,425			International Business Machines Corporation	27,844,029
231,900			Intersil Corporation - Class "A"	2,421,036
876,345			Microsoft Corporation	22,749,916
750,000		*	NCR Corporation	12,345,000
275,000			Oracle Corporation	7,053,750
268,625		*	Parametric Technology Corporation	4,905,093
282,970			QUALCOMM, Inc.	15,478,459
450,000		*	Symantec Corporation	7,042,500
245,000			TE Connectivity, Ltd.	7,548,450
560,000			Western Union Company	10,225,600
605,000		*	Yahoo!, Inc.	9,758,650
				207,502,402
			Materials-4.5%
75,000			Buckeye Technologies, Inc.	2,508,000
156,900			Celanese Corporation - Series "A"	6,945,963
75,000			DuPont (E.I.) de Nemours & Company	3,433,500
212,800			Freeport-McMoRan Copper & Gold, Inc.	7,828,912
275,000			Kronos Worldwide, Inc.	4,961,000
150,000			LyondellBasell Industries NV - Class "A"	4,873,500
40,000			Praxair, Inc.	4,276,000
241,300			RPM International, Inc.	5,923,915
297,350			Temple-Inland, Inc.	9,428,969
				50,179,759
			Telecommunication Services-2.6%
435,300			AT&T, Inc.	13,163,472
396,400			Verizon Communications, Inc.	15,903,568
				29,067,040
			Utilities-.4%
71,700			American Electric Power Company, Inc.	2,961,927
50,000			Atmos Energy Corporation	1,667,500
				4,629,427
Total Value of Common Stocks (cost $905,846,872)				1,083,532,059
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.4%
$ 10,000	M		Federal Home Loan Bank, 0.015%, 2/10/12	9,999,829
5,000	M		Freddie Mac, 0.02%, 3/12/12	4,999,800
Total Value of Short-Term U.S. Government Agency Obligations (cost $14,999,629)				14,999,629
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.4%
4,500	M		U.S. Treasury Bills, (.005%), 1/12/12 (cost $4,500,009)	4,500,009
Total Value of Investments (cost $925,346,510)			99.7%	1,103,031,697
Other Assets, Less Liabilities			.3	2,766,191
Net Assets			100.0%	$1,105,797,888

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At December 31, 2011, the cost of investments for federal income tax purposes was $931,009,946. Accumulated net unrealized appreciation on investments was $172,021,751, consisting of $217,490,478 gross unrealized appreciation and $45,468,727 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,083,532,059	$-	$-	$1,083,532,059
Short-Term U.S Government
Agency Obligations	-	14,999,629	-	14,999,629
Short-Term U.S. Government
Obligations	-	4,500,009	-	4,500,009
Total Investments in Securities*	$1,083,532,059	$19,499,638	$-	$1,103,031,697

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended December 31, 2011.

Portfolio of Investments (unaudited)
GLOBAL FUND
December 31, 2011

Shares or
Principal
Amount		Security	Value
		COMMON STOCKS-96.4%
		United States-45.8%
9,100		Accenture, PLC - Class "A"	$ 484,393
11,600		Advance Auto Parts, Inc.	807,708
69,000		Aflac, Inc.	2,984,940
14,400	*	Agilent Technologies, Inc.	502,992
6,450		Allegheny Technologies, Inc.	308,310
50,525	*	Alpha Natural Resources, Inc.	1,032,226
81,130		Ameriprise Financial, Inc.	4,027,293
14,480		Amgen, Inc.	929,761
16,025		Analog Devices, Inc.	573,374
10,005		Apache Corporation	906,253
13,265	*	Apple, Inc.	5,372,325
27,100	*	Arrow Electronics, Inc.	1,013,811
100,000		Assured Guaranty, Ltd.	1,314,000
90,275		AT&T, Inc.	2,729,916
20,400	*	Atwood Oceanics, Inc.	811,716
34,200	*	BE Aerospace, Inc.	1,323,882
27,935		Boeing Company	2,049,032
22,958		Buckle, Inc.	938,293
28,765		Cardinal Health, Inc.	1,168,147
34,800		Carnival Corporation	1,135,872
58,320		CBS Corporation - Class "B"	1,582,805
188,105		Cisco Systems, Inc.	3,400,938
30,100		Citigroup, Inc.	791,931
6,950	*	Coinstar, Inc.	317,198
27,840		Comcast Corporation - Class "A"	660,086
43,400		Corning, Inc.	563,332
9,000		Covidien, PLC	405,090
3,900		Cummins, Inc.	343,278
48,600		CVS Caremark Corporation	1,981,908
9,300		Deere & Company	719,355
12,600		Dover Corporation	731,430
36,755	*	eBay, Inc.	1,114,779
66,555		Eli Lilly & Company	2,766,026
109,980	*	EMC Corporation	2,368,969
50,915		ExxonMobil Corporation	4,315,555
25,530		Flowserve Corporation	2,535,640
13,900		Freeport-McMoRan Copper & Gold, Inc.	511,381
52,300		General Electric Company	936,693
9,235		Goldman Sachs Group, Inc.	835,121
6,890	*	Google, Inc. - Class "A"	4,450,251
67,680		Guess?, Inc.	2,018,218
22,200		Halliburton Company	766,122
18,645		Honeywell International, Inc.	1,013,356
6,000		International Business Machines Corporation	1,103,280
33,105	*	ITT Educational Services, Inc.	1,883,343
91,500	*	JDS Uniphase Corporation	955,260
20,000		Joy Global, Inc.	1,499,400

47,890		JPMorgan Chase & Company		1,592,342
19,375	*	Juniper Networks, Inc.		395,444
30,970		Lowe's Companies, Inc.		786,019
28,000		Manpower, Inc.		1,001,000
21,280		Mattel, Inc.		590,733
7,500		McDonald's Corporation		752,475
26,200		Medtronic, Inc.		1,002,150
123,935		Microsoft Corporation		3,217,353
29,545		National Oilwell Varco, Inc.		2,008,765
8,800	*	NetApp, Inc.		319,176
3,800	*	Newfield Exploration Company		143,374
15,910		NextEra Energy, Inc.		968,601
68,040	*	Noble Corporation		2,056,169
21,460		Nordstrom, Inc.		1,066,777
90,040		Oracle Corporation		2,309,526
32,400	*	Owens Illinois, Inc.		627,912
10,450		Peabody Energy Corporation		345,999
44,280		PepsiCo, Inc.		2,937,978
46,895		Pfizer, Inc.		1,014,808
32,890		Philip Morris International, Inc.		2,581,207
2,475		Precision Castparts Corporation		407,855
47,345		Procter & Gamble Company		3,158,385
36,615		QUALCOMM, Inc.		2,002,840
5,300		Raytheon Company		256,414
6,200	*	Riverbed Technology, Inc.		145,700
10,800		Ross Stores, Inc.		513,324
38,285		St. Jude Medical, Inc.		1,313,175
27,580		Starbucks Corporation		1,268,956
17,095	*	Thermo Fisher Scientific, Inc.		768,762
17,900	*	Ultra Petroleum Corporation		530,377
28,390		United Parcel Service, Inc. - Class "B"		2,077,864
35,510		UnitedHealth Group, Inc.		1,799,647
23,000		Universal Health Services, Inc. - Class "B"		893,780
8,800		Waddell & Reed Financial, Inc. - Class "A"		217,976
18,900		Walgreen Company		624,834
24,000		Wal-Mart Stores, Inc.		1,434,240
43,485		Wells Fargo & Company		1,198,447
31,050	*	WESCO International, Inc.		1,645,960
77,175		Western Union Company		1,409,216
74,225	*	Whiting Petroleum Corporation		3,465,565
				121,836,114
		United Kingdom-12.2%
43,612		AstraZeneca, PLC		2,016,376
21,600		AstraZeneca, PLC (ADR)		999,864
308,427		Barclays, PLC		843,853
149,572		BG Group, PLC		3,199,668
384,980		BP, PLC		2,755,156
42,090		BP, PLC (ADR)		1,798,927
37,507		British American Tobacco, PLC		1,781,037
37,400		Ensco, PLC (ADR)		1,754,808
91,401		Glencore International, PLC		556,821
62,649		Imperial Tobacco Group, PLC		2,370,782
23,055		InterContinental Hotels Group, PLC (ADR)		414,550
354,230		National Grid, PLC		3,440,676
32,735		Rio Tinto, PLC		1,589,794
6,395		Rio Tinto, PLC (ADR)		312,843
242,418	*	Rolls-Royce Holdings, PLC		2,812,374
15,411,633	*	Rolls-Royce Holdings, PLC - "C" Shares	(a)	23,951
51,425		Standard Chartered, PLC		1,126,066

283,742		Tesco, PLC	1,779,065
1,007,209		Vodafone Group, PLC	2,800,325
			32,376,936
		France-6.6%
24,366		Accor SA	619,485
18,877		Compagnie Generale des Etablissments Michelin - Class "B"	1,119,270
49,631		Danone SA	3,129,279
28,365		Essilor International SA	2,008,634
29,735		Pernod Ricard SA	2,766,100
51,475		Safran SA	1,550,605
45,933		Schneider Electric SA	2,425,655
15,438		Technip SA	1,455,360
13,360		Unibail-Rodamco	2,408,973
			17,483,361
		Switzerland-5.3%
25,717	*	Adecco SA	1,082,199
10,169		Compagnie Financiere Richemont SA	516,660
2,208	*	Givaudan SA	2,113,314
14,707		Kuehne & Nagel International AG	1,659,275
21,735		Roche Holding AG - Genusscheine	3,700,366
811		SGS SA-Registered	1,348,631
36,702	*	Swiss Reinsurance Company, Ltd.	1,878,863
158,450	*	UBS AG - Registered	1,894,419
			14,193,727
		Japan-5.0%
19,340	*	ACOM Company, Ltd.	346,381
33,300		Daiichi Sankyo Company, Ltd.	660,460
17,300		Daito Trust Construction Company, Ltd.	1,484,014
15,400		East Japan Railway Company	980,764
28,200		Eisai Company, Ltd.	1,167,364
5,900		FANUC, Ltd.	903,327
10,800		Fast Retailing Company, Ltd.	1,965,168
138		INPEX Corporation	869,899
79,000		JS Group Corporation	1,514,492
296,100		Mitsubishi UFJ Financial Group, Inc.	1,258,444
106,000		Mitsui Fudosan Company, Ltd.	1,545,776
15,200		Shin-Etsu Chemical Company, Ltd.	748,739
			13,444,828
		Germany-3.3%
12,419		Allianz SE	1,191,552
34,296		Beiersdorf AG	1,950,918
34,627	*	Continental AG	2,161,912
283,410		Infineon Technologies AG	2,139,749
24,480		SAP AG	1,298,155
			8,742,286
		Canada-2.9%
7,200		Agrium, Inc.	483,192
46,925		Barrick Gold Corporation	2,123,356
24,400		Canadian Natural Resources, Ltd.	912,020
11,230		Imperial Oil, Ltd.	499,510
41,200		Kinross Gold Corporation	469,759
40,165		Potash Corp. of Saskatchewan, Inc.	1,658,011
120,100		Talisman Energy, Inc.	1,534,496
			7,680,344
		Brazil-2.4%
26,700		Banco Santander Brasil SA (ADR)	217,338

6,460		CETIP SA - Balcao Organizado de Ativos e Derivatos	93,337
143,600		Cia de Concessoes Rodoviarias	940,781
100,950		Itau Unibanco Holdings SA (ADR)	1,873,632
116,700		Julio Simoes Logistica SA	584,360
25,500		Localiza Rent a Car SA	349,980
280,800		PDG Realty SA	888,203
50,300		Petroleo Brasileiro SA - Petrobras (ADR)	1,249,955
47,191		RAIA Drogasil SA	328,142
			6,525,728
		China-1.3%
445,800		China Pacific Insurance Group Company, Ltd.	1,268,532
108,500		Citic Securities Co., Ltd.	178,538
230,000	*	Dongfeng Motor Group Company, Ltd.	394,458
174,000		ENN Energy Holdings, Ltd.	557,850
115,000		Hengan International Group Company, Ltd.	1,075,728
128,000		Shandong Weigao Group Medical Polymer Company, Ltd.	115,201
			3,590,307
		Israel-1.3%
84,300		Teva Pharmaceutical Industries, Ltd. (ADR)	3,402,348
		Netherlands-1.2%
17,300		ASML Holding NV	722,967
234,989		ING Groep NV - CVA	1,696,077
21,579		Unilever NV-CVA	744,297
			3,163,341
		Hong Kong-1.1%
791,000		AIA Group, Ltd.	2,469,774
3,000	*	Michael Kors Holdings, Ltd.	81,750
286,295		Shangri-La Asia, Ltd.	493,955
			3,045,479
		Ireland-1.1%
82,229		CRH, PLC	1,635,737
94,500	*	Elan Corporation, PLC (ADR)	1,298,430
			2,934,167
		Taiwan-1.0%
202,900		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,619,439
		Sweden-1.0%
60,979		Assa Abloy AB - Class "B"	1,535,305
48,984		SKF AB - "B" Shares	1,040,373
			2,575,678
		Italy-1.0%
160,631		Intesa Sanpaolo	269,828
519,793		Snam Rete Gas SpA	2,298,255
			2,568,083
		South Korea-.8%
2,333		Samsung Electronics Company, Ltd.	2,145,982
		Belgium-.6%
35,981		Umicore SA	1,488,602
		Russia-.6%
119,800	*	Sberbank of Russia (ADR)	1,190,812
12,262	*	X 5 Retail Group NV (GDR)	280,064
			1,470,876
		Finland-.4%
9,529		Kone Oyj - Class "B"	496,038
21,042		Nokian Renkaat Oyj	679,611
			1,175,649
		Norway-.4%

67,527		Telenor ASA	1,109,996
		Chile-.3%
41,800		Enersis SA (ADR)	736,934
		India-.3%
111,078		Bharti Airtel, Ltd.	718,488
		Malaysia-.2%
397,400		Airasia Berhad	472,618
		Denmark-.2%
26,250		DSV A/S	472,242
		Australia-.1%
95,028		Aquarius Platinum, Ltd.	231,419
Total Value of Common Stocks (cost $234,783,881)			256,204,972
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.9%
		United States
$ 2,000	M	Federal Farm Credit Bank, 0.01%, 1/3/12	1,999,998
3,000	M	Freddie Mac, 0.02%, 3/12/12	2,999,880
Total Value of U.S. Government Agency Obligations (cost $4,999,878)			4,999,878
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-1.5%
		United States
		U.S. Treasury Bills:
2,000	M	(.025%), 1/5/12	2,000,008
2,000	M	(.005%), 1/12/12	2,000,003
Total Value of U.S. Government Obligations (cost $4,000,011)			4,000,011
Total Value of Investments (cost $243,783,770)		99.8%	265,204,861
Other Assets, Less Liabilities		.2	809,158
Net Assets		100.0%	$266,014,019

*	Non-income producing

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At December
31, 2011, the Fund held one security that was fair valued by the
Valuation Committee with a value of $23,951 representing 0% of the
Fund's net assets.

Summary of Abbreviations:
ADR American Depositary Receipts
GDR Global Depositary Receipts

At December 31, 2011, the cost of investments for federal income tax purposes was $250,090,079. Accumulated net unrealized
appreciation on investments was $15,114,782, consisting of
$29,874,452 gross unrealized appreciation and $14,759,670 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2011:

	Level 1	Level 2		Level 3	Total
Common Stocks
Information Technology	$37,980,277	$2,145,982	**	$-	$40,126,259
Industrials	34,835,057	1,875,121	**	23,951	36,734,129
Financials	36,104,922	93,337	**	-	36,198,259
Energy	32,411,920	-		-	32,411,920
Consumer Staples	28,595,822	328,142	**	-	28,923,964
Health Care	27,933,381	-		-	27,933,381
Consumer Discretionary	22,768,626	888,203	**	-	23,656,829
Materials	14,859,190	-		-	14,859,190
Utilities	8,002,316	-		-	8,002,316
Telecommunications Services	7,358,725	-		-	7,358,725
Short-Term U.S. Government
Agency Obilgations	-	4,999,878		-	4,999,878
Short-Term U.S. Government
Obligations	-	4,000,011		-	4,000,011
Total Investments in Securities*	$250,850,236	$14,330,674		$23,951	$265,204,861

*	The Portfolio of Investments provides information on the country categorization for the portfolio.

**	Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $5,330,785 of investment securities were classified as Level
2 instead of Level 1.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Investments in
Common Stocks
Balance, September 30, 2011	$299,006
Net sales	(138,787)
Change in unrealized
depreciation	(160,421)
Realized gain	24,153
Transfer in and/or out of Level 3	-
Balance, December 31, 2011	$23,951

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
December 31, 2011

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.5%
			Consumer Discretionary-14.9%
137,600		*	Bed Bath & Beyond, Inc.	$ 7,976,672
137,800			Home Depot, Inc.	5,793,112
127,700			Mattel, Inc.	3,544,952
11,285		*	Priceline.com, Inc.	5,278,107
159,000			Ross Stores, Inc.	7,557,270
36,600			V. F. Corporation	4,647,834
				34,797,947
			Consumer Staples-10.3%
212,000			Coca-Cola Enterprises, Inc.	5,465,360
285,000		*	Constellation Brands, Inc.	5,890,950
100,200			Corn Products International, Inc.	5,269,518
106,600			Whole Foods Market, Inc.	7,417,228
				24,043,056
			Energy-9.5%
55,400			Chevron Corporation	5,894,560
47,700			ExxonMobil Corporation	4,043,052
72,700			Helmerich & Payne, Inc.	4,242,772
51,400			Noble Energy, Inc.	4,851,646
34,900			Occidental Petroleum Corporation	3,270,130
				22,302,160
			Financials-7.5%
121,800			American Express Company	5,745,306
67,500			Capital One Financial Corporation	2,854,575
210,100			East West Bancorp, Inc.	4,149,475
40,400		*	IntercontinentalExchange, Inc.	4,870,220
				17,619,576
			Health Care-16.0%
90,400			Aetna, Inc.	3,813,976
69,900		*	Celgene Corporation	4,725,240
84,600			Cooper Companies, Inc.	5,965,992
136,600			DENTSPLY International, Inc.	4,779,634
176,700		*	Endo Pharmaceuticals Holdings, Inc.	6,101,451
70,600			McKesson Corporation	5,500,446
106,900		*	Watson Pharmaceuticals, Inc.	6,450,346
				37,337,085
			Industrials-8.7%
135,200			AMETEK, Inc.	5,691,920
30,100			Precision Castparts Corporation	4,960,179
78,400			Rockwell Automation, Inc.	5,752,208
73,600			Ryder System, Inc.	3,911,104
				20,315,411
			Information Technology-25.2%
100,800		*	ANSYS, Inc.	5,773,824
28,700		*	Apple, Inc.	11,623,500
119,800		*	Check Point Software Technologies, Ltd.	6,294,292
123,900			Global Payments, Inc.	5,870,382
44,200			International Business Machines Corporation	8,127,496
106,900			Motorola Solutions, Inc.	4,948,401
213,500		*	Nuance Communications, Inc.	5,371,660
219,000		*	TIBCO Software, Inc.	5,236,290
67,700		*	VMware, Inc. - Class "A"	5,631,963
				58,877,808
			Materials-4.5%
44,500			CF Industries Holdings, Inc.	6,451,610
48,800			PPG Industries, Inc.	4,074,312
				10,525,922
			Utilities-1.9%
106,000			Exelon Corporation	4,597,220
Total Value of Common Stocks (cost $189,199,487)				230,416,185
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.4%
$ 1,000	M		U.S. Treasury Bills, (.025%), 1/5/12 (cost $1,000,004)	1,000,004
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.4%
1,000	M		Freddie Mac, 0.02%, 3/12/12 (cost $999,960)	999,960
Total Value of Investments (cost $191,199,451)			99.3%	232,416,149
Other Assets, Less Liabilities			.7	1,560,758
Net Assets			100.0%	$233,976,907

*	Non-income producing

At December 31, 2011, the cost of investments for federal income tax purposes was $191,199,451. Accumulated net unrealized
appreciation on investments was $41,216,698, consisting of
$44,082,549 gross unrealized appreciation and $2,865,851 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$230,416,185	$-	$-	$230,416,185
Short-Term U.S. Government
Obligations	-	1,000,004	-	1,000,004
Short-Term U.S Government
Agency Obligations	-	999,960	-	999,960
Total Investments in Securities*	$230,416,185	$1,999,964	$-	$232,416,149

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended December 31, 2011.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
December 31, 2011

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-96.1%
			Consumer Discretionary-17.9%
111,300			American Greetings Corporation - Class "A"	$ 1,392,363
300,000		*	Body Central Corporation	7,488,000
80,000		*	BorgWarner, Inc.	5,099,200
73,500			Coach, Inc.	4,486,440
100,000		*	Delphi Automotive, PLC	2,154,000
145,000		*	Dreamworks Animation SKG, Inc. - Class "A"	2,406,275
140,000			Fred's, Inc. - Class "A"	2,041,200
240,000		*	GNC Acquisition Holdings, Inc. - Class "A"	6,948,000
165,000			Limited Brands, Inc.	6,657,750
120,000			Newell Rubbermaid, Inc.	1,938,000
50,000			Nordstrom, Inc.	2,485,500
52,400			Oxford Industries, Inc.	2,364,288
680,000		*	Pier 1 Imports, Inc.	9,472,400
25,000			Ralph Lauren Corporation	3,452,000
547,200			Stewart Enterprises, Inc. - Class "A"	3,151,872
35,000		*	Tempur-Pedic International, Inc.	1,838,550
124,100			Tiffany & Company	8,222,866
125,000		*	TRW Automotive Holdings Corporation	4,075,000
60,000			Tupperware Brands Corporation	3,358,200
180,000			Wyndham Worldwide Corporation	6,809,400
				85,841,304
			Consumer Staples-2.1%
75,000			McCormick & Company, Inc.	3,781,500
57,500			Nu Skin Enterprises, Inc. - Class "A"	2,792,775
150,000		*	Prestige Brands Holdings, Inc.	1,690,500
65,424			Tootsie Roll Industries, Inc.	1,548,586
				9,813,361
			Energy-9.0%
215,000		*	C&J Energy Services, Inc.	4,499,950
20,000		*	Dril-Quip, Inc.	1,316,400
130,000			Ensco, PLC (ADR)	6,099,600
40,000			EOG Resources, Inc.	3,940,400
90,000			EQT Corporation	4,931,100
43,000			Hess Corporation	2,442,400
139,700			National-Oilwell Varco, Inc.	9,498,203
110,000		*	Plains Exploration & Production Company	4,039,200
225,000			Talisman Energy, Inc.	2,868,750
250,000		*	Weatherford International, Ltd.	3,660,000
				43,296,003
			Financials-12.8%
115,000			Ameriprise Financial, Inc.	5,708,600
131,800			Berkshire Hills Bancorp, Inc.	2,924,642
260,000			Brookline Bancorp, Inc.	2,194,400
75,000			City National Corporation	3,313,500
178,600			Discover Financial Services	4,286,400
150,000			Douglas Emmett, Inc. (REIT)	2,736,000
32,500			Federal Realty Investment Trust (REIT)	2,949,375
90,000			Financial Select Sector SPDR Fund (ETF)	1,170,000
225,000			FirstMerit Corporation	3,404,250
51,000			IBERIABANK Corporation	2,514,300
138,200			Invesco, Ltd.	2,776,438
60,000			M&T Bank Corporation	4,580,400
260,000		*	Nasdaq OMX Group, Inc.	6,372,600
250,000			New York Community Bancorp, Inc.	3,092,500
300,000			Protective Life Corporation	6,768,000
92,000			SPDR KBW Regional Banking (ETF)	2,245,720
175,000			Waddell & Reed Financial, Inc. - Class "A"	4,334,750
				61,371,875
			Health Care-8.8%
75,000			DENTSPLY International, Inc.	2,624,250
75,000		*	Gilead Sciences, Inc.	3,069,750
99,500			Hill-Rom Holdings, Inc.	3,352,155
40,000		*	Hi-Tech Pharmacal Company, Inc.	1,555,600
77,500			McKesson Corporation	6,038,025
3,500		*	Mettler-Toledo International, Inc.	516,985
20,000			Perrigo Company	1,946,000
155,000		*	Sirona Dental Systems, Inc.	6,826,200
125,000		*	Thermo Fisher Scientific, Inc.	5,621,250
300,000		*	Warner Chilcott, PLC - Class "A"	4,539,000
100,000		*	Watson Pharmaceuticals, Inc.	6,034,000
				42,123,215
			Industrials-19.1%
86,300			A.O. Smith Corporation	3,462,356
135,000		*	Altra Holdings, Inc.	2,542,050
89,300		*	Armstrong World Industries, Inc.	3,917,591
110,000			Chicago Bridge & Iron Company NV - NY Shares	4,158,000
175,000		*	EnerSys, Inc.	4,544,750
80,000		*	Esterline Technologies Corporation	4,477,600
82,300		*	Generac Holdings, Inc.	2,306,869
86,000			Goodrich Corporation	10,638,200
221,800			IDEX Corporation	8,230,998
225,000			ITT Corporation	4,349,250
82,500			J.B. Hunt Transport Services, Inc.	3,718,275
55,000		*	MasTec, Inc.	955,350
175,000		*	Mobile Mini, Inc.	3,053,750
40,000			Roper Industries, Inc.	3,474,800
120,000			Snap-on, Inc.	6,074,400
275,000			TAL International Group, Inc.	7,917,250
139,500		*	Thermon Group Holdings, Inc.	2,457,990
140,000			Timken Company	5,419,400
167,500			Triumph Group, Inc.	9,790,375
				91,489,254
			Information Technology-12.4%
200,000			Avago Technologies, Ltd.	5,772,000
41,200		*	CACI International, Inc. - Class "A"	2,303,904
45,700		*	Coherent, Inc.	2,388,739
85,000			Comtech Telecommunications Corporation	2,432,700
110,000		*	FEI Company	4,485,800
55,000		*	Fiserv, Inc.	3,230,700
237,400			Intersil Corporation - Class "A"	2,478,456
170,000		*	InterXion Holding NV	2,286,500
75,000			Intuit, Inc.	3,944,250
35,000		*	JDA Software Group, Inc.	1,133,650
440,000		*	NCR Corporation	7,242,400
260,000		*	NVIDIA Corporation	3,603,600
300,000		*	Symantec Corporation	4,695,000
250,000			TE Connectivity, Ltd.	7,702,500
225,000			Technology Select Sector SPDR Fund (ETF)	5,726,250
				59,426,449
			Materials-8.8%
120,000			Agrium, Inc.	8,053,200
52,500			Allegheny Technologies, Inc.	2,509,500
90,000			Buckeye Technologies, Inc.	3,009,600
100,000			Cabot Corporation	3,214,000
90,000			Freeport-McMoRan Copper & Gold, Inc.	3,311,100
250,000			Globe Specialty Metals, Inc.	3,347,500
245,000			Kronos Worldwide, Inc.	4,419,800
40,000			Praxair, Inc.	4,276,000
55,000			Sigma-Aldrich Corporation	3,435,300
200,000			Temple-Inland, Inc.	6,342,000
				41,918,000
			Telecommunication Services-.9%
10,000		*	Boingo Wireless, Inc.	86,000
100,000			Lumos Networks Corporation	1,534,000
135,000			NTELOS Holdings Corporation	2,751,300
				4,371,300
			Utilities-4.3%
111,000			AGL Resources, Inc.	4,690,860
110,000			Portland General Electric Company	2,781,900
135,000			SCANA Corporation	6,083,100
200,000			Wisconsin Energy Corporation	6,992,000
				20,547,860
Total Value of Common Stocks (cost $367,417,173)				460,198,621
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.7%
			Freddie Mac:
$ 10,000	M		0.02%, 3/5/12	9,999,639
3,000	M		0.02%, 3/12/12	2,999,880
Total Value of Short-Term U.S. Government Agency Obligations (cost $12,999,519)				12,999,519
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.8%
			U.S. Treasury Bills:
1,000	M		(.025%), 1/5/12	1,000,004
3,000	M		(.005%), 1/12/12	3,000,005
Total Value of Short-Term U.S. Government Obligations (cost $4,000,009)				4,000,009
Total Value of Investments (cost $384,416,701)			99.6%	477,198,149
Other Assets, Less Liabilities			.4	1,706,051
Net Assets			100.0%	$478,904,200

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At December 31, 2011, the cost of investments for federal income tax purposes was $384,431,549. Accumulated net unrealized appreciation on investments was $92,766,600, consisting of $114,056,723 gross unrealized appreciation and $21,290,123 gross unrealized
depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$460,198,621	$-	$-	$460,198,621
Short-Term U.S Government
Agency Obligations	-	12,999,519	-	12,999,519
Short-Term U.S. Government
Obligations	-	4,000,009	-	4,000,009
Total Investments in Securities*	$460,198,621	$16,999,528	$-	$477,198,149

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended December 31, 2011.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
December 31, 2011

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-94.0%
			Consumer Discretionary-11.1%
461,479			American Eagle Outfitters, Inc.	$ 7,056,014
60,400		*	Big Lots, Inc.	2,280,704
192,600		*	Express, Inc.	3,840,444
177,700			Foot Locker, Inc.	4,236,368
148,100			Men's Wearhouse, Inc.	4,799,921
104,200			PVH Corporation	7,345,058
554,400			Regal Entertainment Group - Class "A"	6,619,536
				36,178,045
			Consumer Staples-2.9%
85,500			Cal-Maine Foods, Inc.	3,126,735
290,000		*	Dole Food Company, Inc.	2,508,500
49,200			J. M. Smucker Company	3,845,964
				9,481,199
			Energy-6.3%
88,300		*	Cloud Peak Energy, Inc.	1,705,956
350,141		*	Matrix Service Company	3,305,331
572,200		*	PetroQuest Energy, Inc.	3,776,520
94,700		*	Plains Exploration & Production Company	3,477,384
150,300		*	Resolute Energy Corporation	1,623,240
370,400		*	Venoco, Inc.	2,507,608
85,200		*	Whiting Petroleum Corporation	3,977,988
				20,374,027
			Financials-17.0%
16,612		*	Alleghany Corporation	4,739,237
135,600			American Financial Group, Inc.	5,002,284
906,000			Anworth Mortgage Asset Corporation (REIT)	5,689,680
190,700			Aspen Insurance Holdings, Ltd.	5,053,550
446,947			Capitol Federal Financial, Inc.	5,157,768
133,400		*	EZCORP, Inc. - Class "A"	3,517,758
698,100		*	Knight Capital Group, Inc. - Class "A"	8,251,542
7,200		*	Markel Corporation	2,985,624
687,200			MFA Financial, Inc. (REIT)	4,617,984
79,000			Mid-America Apartment Communities, Inc. (REIT)	4,941,450
297,800			Montpelier Re Holdings, Ltd.	5,285,950
				55,242,827
			Health Care-10.6%
164,800		*	Endo Pharmaceuticals Holdings, Inc.	5,690,544
126,400		*	Life Technologies Corporation	4,918,224
132,288		*	Magellan Health Services, Inc.	6,544,287
83,900		*	MEDNAX, Inc.	6,041,639
339,200		*	Myriad Genetics, Inc.	7,102,848
207,900			PerkinElmer, Inc.	4,158,000
				34,455,542
			Industrials-6.4%
154,600			Applied Industrial Technologies, Inc.	5,437,282
291,900			EMCOR Group, Inc.	7,825,839
96,100		*	FTI Consulting, Inc.	4,076,562
24,200			Precision Castparts Corporation	3,987,918
				21,327,601
			Information Technology-25.4%
248,400		*	Avnet, Inc.	7,722,756
754,900		*	Brightpoint, Inc.	8,122,724
624,700		*	Compuware Corporation	5,197,504
757,500		*	Convergys Corporation	9,673,275
116,600		*	Cymer, Inc.	5,802,016
115,327		*	Diodes, Inc.	2,456,465
366,200		*	Emulex Corporation	2,512,132
110,100			IAC/InterActiveCorp	4,690,260
435,200		*	Kulicke and Soffa Industries, Inc.	4,025,600
230,500			Lender Processing Services, Inc.	3,473,635
183,400			Lexmark International, Inc. - Class "A"	6,065,038
305,200		*	Marvell Technology Group, Ltd.	4,227,020
124,200		*	Microsemi Corporation	2,080,350
547,500		*	QLogic Corporation	8,212,500
394,900		*	TriQuint Semiconductor, Inc.	1,923,163
725,400		*	Vishay Intertechnology, Inc.	6,521,346
				82,705,784
			Materials-13.1%
103,000			AptarGroup, Inc.	5,373,510
362,800		*	Chemtura Corporation	4,114,152
76,424		*	Innospec, Inc.	2,145,222
248,600			Olin Corporation	4,884,990
47,977			Rock-Tenn Company - Class "A"	2,768,273
46,500			Royal Gold, Inc.	3,135,495
92,000			Schnitzer Steel Industries, Inc. - Class "A"	3,889,760
206,100			Sensient Technologies Corporation	7,811,190
33,300		*	Tronox, Inc.	3,996,000
115,165			Westlake Chemical Corporation	4,634,240
				42,752,832
			Telecommunication Services-1.2%
446,700		*	Premiere Global Services, Inc.	3,783,549
Total Value of Common Stocks (cost $259,117,975)				306,301,406
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-5.1%
$ 5,000	M		Freddie Mac, 0.02%, 3/7/12	4,999,814
			Federal Home Loan Bank:
3,000	M		0.001%, 1/13/12	2,999,999
8,574	M		0.02%, 4/16/12	8,573,490
Total Value of Short-Term U.S. Government Agency Obligations (cost $16,573,303)				16,573,303
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.9%
3,000	M		U.S. Treasury Bills, (.025%), 1/5/12 (cost $3,000,011)	3,000,011
Total Value of Investments (cost $278,691,289)			100.0%	325,874,720
Excess of Liabilities Over Other Assets			-	(30,457)
Net Assets			100.0%	$325,844,263

*	Non-income producing

Summary of Abbreviations:
REIT Real Estate Investment Trust

At December 31, 2011, the cost of investments for federal income tax purposes was $279,696,293. Accumulated net unrealized
appreciation on investments was $46,178,427, consisting of
$55,800,220 gross unrealized appreciation and $9,621,793 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$306,301,406	$-	$-	$306,301,406
Short-Term U.S Government
Agency Obligations	-	16,573,303	-	16,573,303
Short-Term U.S. Government
Obligations	-	3,000,011	-	3,000,011
Total Investments in Securities*	$306,301,406	$19,573,314	$-	$325,874,720

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended December 31, 2011.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
December 31, 2011

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-98.5%
			United Kingdom-23.3%
50,857			Admiral Group, PLC		$ 673,393
200,870			British American Tobacco, PLC		9,538,406
87,205			Bunzl, PLC		1,198,042
155,573			Diageo, PLC		3,400,575
259,847			Domino's Pizza UK & IRL, PLC		1,625,407
61,663			Fresnillo, PLC		1,463,330
33,399			GlaxoSmithKline, PLC		763,787
171,947			Imperial Tobacco Group, PLC		6,506,868
27,804			Reckitt Benckiser Group, PLC		1,374,083
83,891		*	Rolls-Royce Holdings, PLC		973,248
5,788,479		*	Rolls-Royce Holdings, PLC - "C" Shares	(a)	8,996
80,159			SABMiller, PLC		2,823,491
469,124			Tesco, PLC		2,941,412
					33,291,038
			Brazil-11.7%
127,065			AES Tiete SA		1,831,126
127,091			CETIP SA - Balcao Organizado de Ativos e Derivatos		1,836,270
77,675			Companhia de Bebidas das Americas (ADR)		2,803,291
83,506			Companhia Energetica de Minas Gerais (ADR)		1,485,572
103,800			CPFL Energia SA		1,454,118
28,300			CPFL Energia SA (ADR)		798,343
54,027			Itau Unibanco Holding SA (ADR)		1,002,741
158,027			Redecard SA		2,473,024
241,665			Souza Cruz SA		2,968,259
					16,652,744
			India-10.3%
540,725			HDFC Bank, Ltd.		4,346,266
5,604			HDFC Bank, Ltd. (ADR)		147,273
400,802			Housing Development Finance Corporation, Ltd.		4,921,249
877,362			ITC, Ltd.		3,325,732
18,062			Nestle India, Ltd.		1,392,735
28,900			Tata Consultancy Services, Ltd.		631,631
					14,764,886
			Switzerland-7.6%
7,883			Kuehne & Nagel International AG		889,377
270			Lindt & Spruengli AG		806,737
105,820			Nestle SA - Registered		6,110,876
52,849			Novartis AG - Registered		3,034,960
					10,841,950
			Netherlands-7.4%
32,268			Core Laboratories NV		3,676,939
61,296			Royal Dutch Shell, PLC - Class "A"		2,239,926
133,024			Unilever NV - CVA		4,588,225
					10,505,090
			United States-6.8%
123,429			Philip Morris International, Inc.		9,686,708
			France-5.9%
12,444			bioMerieux		892,353
24,754			Bureau Veritas SA		1,809,160
33,958			Essilor International SA		2,404,695
3,827			Hermes International		1,144,379
22,674			Pernod Ricard SA		2,109,250
					8,359,837
			Canada-5.4%
26,681			Canadian National Railway Company		2,098,058
61,824			Canadian Natural Resources, Ltd.		2,310,849
40,039			Goldcorp, Inc.		1,773,788
31,300		*	Valeant Pharmaceuticals International, Inc.		1,461,640
					7,644,335
			Australia-4.5%
198,385			Coca-Cola Amatil, Ltd.		2,340,952
40,869			Newcrest Mining, Ltd.		1,240,207
48,830			QBE Insurance Group, Ltd.		648,283
82,494			Woolworths, Ltd.		2,122,777
					6,352,219
			Denmark-3.3%
40,560			Novo Nordisk A/S - Series "B"		4,675,627
			Japan-3.1%
17,100			Daito Trust Construction Company, Ltd.		1,466,857
31,650			Nitori Company, Ltd.		2,970,016
					4,436,873
			Belgium-2.3%
54,325			Anheuser-Busch Inbev NV		3,336,030
			Ireland-2.3%
73,490			Covidien, PLC		3,307,785
			China-1.1%
13,883		*	Baidu.com, Inc. (ADR)		1,616,953
			Colombia-.9%
29,692			Ecopetrol SA (ADR)		1,321,888
			Singapore-.9%
215,700			Oversea-Chinese Banking Corporation, Ltd.		1,302,534
			Hong Kong-.7%
177,807			L'Occitane International SA		357,143
236,400			Wynn Macau, Ltd.		593,542
					950,685
			Mexico-.6%
330,100			Wal-Mart de Mexico SAB de CV		905,949
			Sweden-.4%
18,739			Indutrade AB		500,232
Total Value of Common Stocks (cost $109,986,416)					140,453,363
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.4%
$ 2,000	M		Federal Farm Credit Bank, 0.01%, 1/3/12 (cost $1,999,998)		1,999,998
Total Value of Investments (cost $111,986,414)			99.9%		142,453,361
Other Assets, Less Liabilities			.1		191,599
Net Assets			100.0%		$142,644,960

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At December
31, 2011, the Fund held one security that was fair valued by the
Valuation Committee with a value of $8,996 representing 0% of the
Fund's net assets.

At December 31, 2011, the cost of investments for federal income tax purposes was $112,898,356. Accumulated net unrealized
appreciation on investments was $29,555,005, consisting of
$32,968,609 gross unrealized appreciation and $3,413,604 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2011:

	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Staples	$66,471,240	$2,968,259	**	$-	$69,439,499
Health Care	16,540,847	-		-	16,540,847
Financials	14,508,596	1,836,270	**	-	16,344,866
Energy	9,549,602	-		-	9,549,602
Industrials	7,468,117	-		8,996	7,477,113
Consumer Discretionary	6,333,344	-		-	6,333,344
Utilities	2,283,915	3,285,244	**	-	5,569,159
Information Technology	2,248,584	2,473,024	**	-	4,721,608
Materials	4,477,325	-		-	4,477,325
Short-Term U.S Government
Agency Obligations	-	1,999,998		-	1,999,998
Total Investments in Securities*	$129,881,570	$12,562,795		$8,996	$142,453,361

*	The Portfolio of Investments provides information on the country categorization for the portfolio.

**	Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $10,562,797 of investment securities were classified as
Level 2 instead of Level 1.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Investments in
Common Stocks
Balance, September 30, 2011	$-
Net purchases (sales)	-
Change in unrealized
appreciation	8,996
Realized gain (loss)	-
Transfer in and/or out of Level 3	-
Balance, December 31, 2011	$8,996

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter
("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities.
Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board") . The
pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The
Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures"
("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad
Levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S.
Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of December 31, 2011, for each Fund's investments is included at the end of each Fund's schedule of investments.

Securities Purchased on a When-Issued, Delayed Delivery, and TBA Basis - The Funds may purchase securities on a when-issued, delayed delivery, and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

Investments in securities issued on a when issued or delayed delivery basis are generally reflected in the assets of the
Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Foresters Transaction - On September 21, 2010, First Investors Consolidated Corporation ("FICC"), the parent company of First Investors Management Company, Inc. ("FIMCO"), entered into an agreement with The Independent
Order of Foresters ("Foresters") pursuant to which FICC would be acquired by Foresters (the "Transaction") . The
Transaction was completed on January 19, 2011, after the parties obtained the required regulatory and shareholder approvals. FICC, FIMCO, First Investors Corporation, the principal underwriter of the First Investors Funds and
Administrative Data Management Corp., the transfer agent for the First Investors Funds are now subsidiaries of
Foresters. Foresters is a fraternal benefit society with financial services operations in Canada, the United States and the
United Kingdom.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: February 24, 2012